Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net operating loss carryovers	$ 0	$ 175,916
Changes in valuation allowance	$ 244,686	$ 645,774